Employees' Stock Option Plans (ESOP) - Additional Information (Details) $ / shares in Units, $ in Thousands, ₨ in Millions										12 Months Ended
	Feb. 27, 2020 shares	Jun. 22, 2019 shares	May 02, 2019 shares	Apr. 12, 2019 USD ($)	Apr. 12, 2019 INR (₨)	May 02, 2018 shares	Feb. 20, 2018 USD ($) Installment	Feb. 20, 2018 INR (₨) Installment	Mar. 31, 2016 shares	Mar. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2020 INR (₨) shares	Mar. 31, 2019 USD ($) shares $ / shares	Mar. 31, 2018 shares $ / shares	Apr. 01, 2017 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized										4,800,000,000		4,800,000,000
Number of shares outstanding										4,240,753,210		4,335,954,462
Treasury shares										18,239,356		20,324,982	10,801,956	11,289,514
Total granted										6,601,609	6,601,609	4,414,790	5,644,446
Fair value on the date of modification recognized as financial liability | $										$ 8,000
Carrying value of liability towards cash settled share based payments | $										$ 6,000		$ 1,000
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period									4 years
Treasury shares										18,239,356		20,324,982
Number of shares earmarked for welfare activities of the employees										200,000		200,000
Weighted average exercise price, Exercised | $ / shares										$ 10.49		$ 10.01	$ 7.74
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU				$ 2,000	₨ 130.0
Total granted			177,887
Vesting period, maximum term		three years to one year	one year
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			will vest over three years based on certain performance targets.
Total granted			10,263
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period							will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.
Total granted	41,782					217,200
Fair value of instruments eligibility annual equity grants							$ 500	₨ 32.5
Number of annual installments | Installment							3	3
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	will vest over four years		will generally vest over four years
Total granted	374,398		23,946
2015 Stock Incentive Compensation Plan | Grant of Restricted Stock Unit | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted	58,650
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period									4 years
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized									24,038,883
Expected period to grant instruments									7 years
2015 Stock Incentive Compensation Plan | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected period to grant instruments									4 years
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding									11,223,576
2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued by secondary acquisition of shares		45,000,000
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted		134,138
Fair value of instruments eligibility for one time equity grants										$ 1,500	₨ 100.0
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted		53,655
Fair value of instruments eligibility for one time equity grants										$ 500	₨ 40.0
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	will vest over three years
Total granted	165,000
2019 Stock Ownership Program | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized		50,000,000
Vesting period		3 years
2019 Stock Ownership Program | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		1
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
cash settled options outstanding (net of forfeitures)										1,756,521		177,454